Shareholder Report, Line Graph (Details) 194703_Overlay Shares Small Cap Equity ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Sep. 30, 2019	Aug. 31, 2026
Overlay Shares Small Cap Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Overlay Shares Small Cap Equity ETF NAV
Accumulated Value	$ 17,092	$ 16,689	$ 13,889	$ 13,134	$ 15,507	$ 9,807	$ 10,000	$ 21,658
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	23,807	20,545	16,160	13,937	15,700	11,970	10,000	$ 28,659
S&P SmallCap 600 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P SmallCap 600 TR
Accumulated Value	$ 16,687	$ 16,121	$ 13,742	$ 13,022	$ 14,818	$ 9,624	$ 10,000	$ 20,704